FAIR VALUE MEASUREMENTS - Schedule of Fair Value Measurements (Details) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in trust account	$ 237,987,827	$ 234,603,942
Fair Value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in trust account	237,987,827	234,603,942
Public warrants	249,550	5,520,000
Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement warrants	$ 233,275	$ 5,160,000